Exhibit 99.1

Tesla Auto Lease Trust 2018-B

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Tesla Finance LLC

TALT Holdings, LLC

6 December 2018

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Tesla Finance LLC

TALT Holdings, LLC

6800 Dumbarton Circle

Fremont, California 94555

Re:	Tesla Auto Lease Trust 2018-B (the “Issuing Entity”)
Asset-Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Tesla Finance LLC (the “Sponsor”), TALT Holdings, LLC (the “Depositor”), Citigroup Global Markets Inc. (“Citi”), Deutsche Bank Securities Inc. (“Deutsche Bank”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”) and RBC Capital Markets, LLC (“RBC,” together with the Sponsor, Depositor, Citi, Deutsche Bank and BofA Merrill Lynch, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of closed-end vehicle leases (the “Leases”) and the related leased vehicles relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “TALT 2018-B Prelim Data Tape (7.31.2018) vF small.xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain closed-end vehicle leases (the “Preliminary Base Leases”) as of 31 July 2018 (the “Preliminary Cut-Off Date”) and

ii.

Labeled “TALT 2018-B Prelim Data Tape (7.31.2018) vF wAddedColumns.xlsx” and the corresponding record layout and decode information (the “Updated Preliminary Base Data File,” together with the Preliminary Base Data File, the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Base Leases as of the Preliminary Cut-Off Date,

b.	Imaged copies of:

i.

The motor vehicle lease agreement, lease agreement, lease, vehicle lease extension and/or vehicle lease assignment and assumption agreement, lease agreement consumer paper or other related documents (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”) and

iii.

The certificate of title, New York vehicle record, DMV title screen shot and/or title information screen shot, application for title, application for duplicate title, title correction receipt, registration card or other related documents (collectively and as applicable, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Citi, on behalf of the Depositor, provided us with:

a.

An electronic data file labeled “TALT 2018-B_Eligible Pool Vin.xlsx” (the “Preliminary Lease Listing”) that Citi, on behalf of the Depositor, indicated contains a list of lease identification numbers (each a “Lease ID”) for certain Preliminary Base Leases (the “Preliminary Leases”) that are expected to be representative of the Leases and

b.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics, Preliminary Lease Listing, and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Preliminary Data Files and Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Preliminary Lease Listing or any other information provided to us by the Sponsor or Citi, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Base Leases, Preliminary Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 December 2018

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Base Leases from the Preliminary Base Data File (the “Initial Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Initial Sample Leases or the methodology they instructed us to use to select the Initial Sample Leases from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 125 Initial Sample Leases are referred to as Initial Sample Lease Numbers 1 through 125.

2.

For each Preliminary Base Lease on the Preliminary Base Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Base Data File, to the corresponding Account Number, as shown on the Updated Preliminary Base Data File, and noted that:

a.	All of the Preliminary Base Leases were included on both the Preliminary Base Data File and Updated Preliminary Base Data File and

b.	No other closed-end vehicle leases were included on the Preliminary Base Data File or Updated Preliminary Base Data File.

3.

For each Preliminary Base Lease on the Updated Preliminary Base Data File, we compared the Account Number, as shown on the Updated Preliminary Base Data File, to the corresponding Lease ID, as shown on the Preliminary Lease Listing, and noted that:

a.	All of the Preliminary Leases included on the Preliminary Lease Listing were included on the Updated Preliminary Base Data File,

b.	134 of the Preliminary Base Leases included on the Updated Preliminary Base Data File were not included on the Preliminary Lease Listing (the “Removed Preliminary Base Leases”) and

c.	One of the Removed Preliminary Base Leases was an Initial Sample Lease (the “Removed Initial Sample Lease”).

The Removed Initial Sample Lease is Initial Sample Lease Number 90. The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Initial Sample Lease. The Initial Sample Leases, other than Initial Sample Lease Number 90, are hereinafter collectively referred to as the “Preliminary Sample Leases.”

4.

As instructed by the Sponsor, on behalf of the Depositor, we deleted the Removed Preliminary Base Leases from the Updated Preliminary Base Data File. The Updated Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.” The remaining Preliminary Base Leases on the Preliminary Data File are the Preliminary Leases.

Attachment A Page 2 of 2

5.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected one Preliminary Lease from the Preliminary Data File that is not a Preliminary Sample Lease (“Sample Lease Number 90”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the methodology they instructed us to use to select Sample Lease Number 90 from the Preliminary Data File.

The Preliminary Sample Leases, together with Sample Lease Number 90, are hereinafter referred to as the “Sample Leases.” For the purpose of the procedures described in this report, the Sample Leases are referred to as Sample Lease Numbers 1 through 125.

6.	For each Sample Lease, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.

Observed that the corresponding Contract contained a signature in the lessee signature section of the Contract (except for Sample Lease Number 77). We did not observe a signature in the lessee signature section of the Contract for Sample Lease Number 77. We performed no procedures to determine the validity of any signature contained in the lessee signature section of the Contract.

The Sponsor, on behalf of the Depositor, did not provide a Contract containing a signature in the lessee signature section for Sample Lease Number 77. The Sponsor, on behalf of the Depositor, indicated that the Contract with the actual agreed-upon terms was provided but that the customer inadvertently signed the wrong version. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor, that is described in the preceding sentence.

c.

Observed that “Tesla Finance LLC,” “Tesla Lease Trust” or “Tesla Lease Trust LSR” was the named lien holder or owner on the Title, or that the lien holder had assigned the vehicle securing the Sample Lease to “Tesla Finance LLC,” “Tesla Lease Trust” or “Tesla Lease Trust LSR” on the Title.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Lease account number	Account Number	System Screen Shots	i., ii.
Vehicle model year	Vehicle Model Year	Contract
Vehicle make	Vehicle Make and Model	Contract	iii.
Vehicle model	Vehicle Make and Model	Contract	iv.
Vehicle age classification (new/used)	New/Used	Contract

Monthly base payment amount	Scheduled Base Payment Amount	Contract
Original term to maturity	Original Term	Contract
Original capitalized cost	Original Capitalized Cost	Contract
Contract residual value	Contractual Residual Amount	Contract
Manufacturer’s suggested retail price	Vehicle MSRP	System Screen Shots

Lease rate (money factor)	Buy Rate (APR)	Contract and recalculation	v.
VIN	VIN	Contract and Title
Maturity date	Current Maturity Date	Contract
Remaining term to maturity	Remaining Term	Contract and recalculation	vi.
FICO score	FICO Score	System Screen Shots	vii.
Customer state	Customer State	Contract
Original first payment date	First Payment Due Date	Contract	viii.

Notes:

i.	For identification purposes only.
ii.

For the purpose of comparing the lease account number Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us subtract 200 from the reservation number, as shown on the System Screen Shots.

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

iii.

For the purpose of comparing the vehicle make Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a vehicle make value containing “TESLA,” as shown on the Preliminary Data File, if the corresponding vehicle make value was “Tesla,” as shown on the Contract.

iv.

For the purpose of comparing the vehicle model Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore the word “TESLA,” as shown on the Preliminary Data File.

v.

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the lease rate (money factor) by:

a.	Dividing the rent charge by the original term to maturity, both as shown on the Contract,

b.	Dividing the result obtained in a. above by the sum of the adjusted capitalized cost and contract residual value, both as shown on the Contract,

c.	Multiplying the result obtained in b. above by 2,400 and

d.	Rounding the result obtained in c. above to the third decimal place (XX.XXX).

For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to round the lease rate (money factor), as shown on the Preliminary Data File, to the third decimal place (XX.XXX).

vi.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease Number 103), the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:

a.	Calculating the difference in months between the Preliminary Cut-Off Date and maturity date, as shown on the Contract, and

b.	Subtracting one month from the result obtained in a. above.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Number 103, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:

a.	Calculating the difference in months between the Preliminary Cut-Off Date and maturity date, as shown on the Preliminary Data File, and

b.	Subtracting one month from the result obtained in a. above.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

vii.

For the purpose of comparing the FICO score Sample Characteristic for each Sample Lease with a populated FICO score value, as shown on the System Screen Shots, the Sponsor, on behalf of the Depositor, instructed us to use the FICO score, as shown on the System Screen Shots.

For the purpose of comparing the FICO score Sample Characteristic for each Sample Lease with a blank FICO score value, as shown on the System Screen Shots, the Sponsor, on behalf of the Depositor, instructed us to use the FICO score – CB value, as shown on the System Screen Shots.

viii.

For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original first payment date value, as shown on the Preliminary Data File, is the 1st of the month following an original first payment date value that falls on the 29th, 30th, or 31st day of the month, as shown on the Contract.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
41	FICO score	871	862

103	Original first payment date	8/1/2018	7/28/2018
	Maturity date	8/1/2021	7/28/2021